Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net investment income	$ 1,677	$ 762	$ 517
Net realized investment gains (losses)	17	(17)
Other income	38	18	3,996
Total revenues	1,732	763	4,513
Benefits and expenses
Life and health insurance claims and benefits, net			2
Interest credited to policyholder account balances, net	40	(15)
Operating and other expenses	343	151	1,709
Total benefits and expenses	383	136	1,711
Income before income taxes	1,349	627	2,802
Income tax expense (benefit)	(2)	(182)	723
Net income	1,351	809	2,079
Change in unrealized gains (losses), net of tax expense (benefit) (2019 - $339; 2018 - ($50); 2017 - $181)	1,268	(188)	334
Reclassification adjustment for (gains) included in net income, net of tax (benefit) (2019 - ($3); 2018 - ($14))	(7)	(52)
Other comprehensive income (loss)	1,261	(240)	334
Total comprehensive income	$ 2,612	$ 569	$ 2,413